PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 85.0%
Asset-Backed Securities 1.2%
Cayman Islands 0.6%
Trinitas CLO Ltd., Series 2020-14A, Class C, 144A, 3 Month SOFR + 3.262% (Cap N/A, Floor 3.000%)	8.613%(c)	01/25/34		250	$248,748
Spain 0.6%
TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.446(c)	03/15/26	EUR	230	216,913
					216,914

Total Asset-Backed Securities (cost $512,189)					465,662
Commercial Mortgage-Backed Securities 4.6%
United States
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		300	201,815
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.886(c)	10/15/36		140	124,912
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		400	155,680
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		550	165,151
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		650	492,309
One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month SOFR + 2.864% (Cap N/A, Floor 2.750%)	8.086(c)	01/15/36		125	96,356
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.836(c)	05/15/31		700	603,790

Total Commercial Mortgage-Backed Securities (cost $2,817,791)					1,840,013

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Convertible Bond 0.0%
Jamaica
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $763; purchased 03/21/23 - 04/03/23)(f) (cost $763)	7.000%	08/16/23(oo)		5	$569
Corporate Bonds 55.8%
Bulgaria 0.5%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	184,160
Canada 1.5%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	24,719
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	24,658
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		395	393,519

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		85	68,638
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,099
Sr. Unsec’d. Notes	5.250	06/15/37		50	46,246

MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		45	45,619
					610,498
France 2.4%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	308,410
Forvia, Sr. Unsec’d. Notes	3.750	06/15/28	EUR	250	255,780
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	200	208,797
Loxam SAS, Sr. Sub. Notes	4.500	04/15/27	EUR	100	98,130
SPCM SA, Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	96,591
					967,708

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany 1.2%
TK Elevator Holdco GmbH, Sr. Unsec’d. Notes	6.625%	07/15/28	EUR	90	$86,586
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	100	99,780
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	99,779

Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	210,829
					496,974
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	102,515
India 1.0%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	305,570
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	91,346
					396,916
Indonesia 0.7%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	211,687
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	84,202
					295,889
Israel 0.5%
Energian Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		200	197,570
Italy 0.9%
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	400	378,228

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 1.1%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $3,925; purchased 03/21/23 - 03/22/23)(f)	8.000%	04/01/25		10	$4,342
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $26,350; purchased 03/09/23 - 03/15/23)(f)	8.000	12/31/26(d)		115	24,152
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $284,783; purchased 03/24/21 - 12/15/22)(f)	13.000	12/31/25		287	204,402
Sr. Sec’d. Notes, 144A (original cost $198,500; purchased 06/16/20)(f)	8.750	05/25/24		200	181,448

Digicel Ltd., Gtd. Notes, 144A (original cost $132,000; purchased 06/07/19)(f)	6.750	12/31/23		200	38,000
					452,344
Japan 2.5%
Development Bank of Japan, Inc., Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23		1,000	997,613
Kazakhstan 0.4%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	150	168,568
Luxembourg 1.9%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	300	257,854
Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $71,881; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	55	2,860
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		440	—
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		90	82,060

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125%	09/15/26	EUR	400	$413,586
					756,360
Mexico 2.2%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		150	127,160
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	199,034
Gtd. Notes, EMTN	4.875	02/21/28	EUR	600	543,784
					869,978
Netherlands 1.2%
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	225	211,307
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	300	254,112
					465,419
Slovenia 1.0%
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	386,058
South Africa 1.0%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	381,476
Spain 1.8%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	400	360,624
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $45,913; purchased 12/02/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	45	16,115
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $190,327; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	167	152,604

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)

Kaixo Bondco Telecom SA, Sr. Sec’d. Notes, 144A	5.125%	09/30/29	EUR	175	$171,557
					700,900
Supranational Bank 1.2%
European Investment Bank, Sr. Unsec’d. Notes, GMTN	2.875	08/15/23		500	499,533
Sweden 0.3%
Preem Holdings AB, Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	89	105,176
United Arab Emirates 0.3%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	103,208
United Kingdom 5.7%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	100	109,887
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	200	197,315
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		250	240,625
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25	EUR	696	732,147
Sr. Sec’d. Notes	6.250	10/30/25	EUR	92	97,733
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	92	97,231

Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	185,845
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	225	225,228
Virgin Media Vendor Financing Notes III DAC, Sr. Sec’d. Notes	4.875	07/15/28	GBP	100	104,898
Vmed O2 UK Financing I PLC, Sr. Sec’d. Notes	4.500	07/15/31	GBP	275	279,649
					2,270,558
United States 26.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		64	59,676

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26		75	$74,684
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)		400	2,800
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		38	37,081
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		500	470,951
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/30		70	70,365
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28		75	72,114
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		50	48,916
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		50	49,708

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	21,405
AT&T, Inc., Sr. Unsec’d. Notes	3.950	04/30/31	EUR	100	107,337
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR	300	303,874
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		315	179,606
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		50	22,500
Gtd. Notes, 144A	5.250	02/15/31		25	11,250
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		100	96,618
Gtd. Notes	6.750	03/15/25		125	124,649
Gtd. Notes	7.250	10/15/29		75	73,772

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		100	78,103
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		50	49,679
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		25	22,006
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		50	43,088

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	02/01/31	185	$155,609
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	75	68,012
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	300	246,288
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	119	102,990
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	50	45,743

Chemours Co. (The), Gtd. Notes	5.375	05/15/27	125	118,849
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $50,000; purchased 02/02/21)(f)	5.500	02/01/26	50	49,106
Gtd. Notes, 144A (original cost $25,000; purchased 02/02/21)(f)	5.875	02/01/29	25	23,908
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	380	330,418
Sub. Notes	6.174(ff)	05/25/34	20	20,291

Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	125	104,592
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $498,359; purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27(d)	510	14,798
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	425	274,906
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	5	3,646
Gtd. Notes	9.750	06/15/25	5	4,948
Sr. Unsec’d. Notes	4.750	05/01/24	5	4,795
Sr. Unsec’d. Notes	4.750	02/15/28	225	164,860

Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	200	182,893
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	25	24,378
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	200	176,083
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	550	430,417
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	200	200,050
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	115	93,943

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Griffon Corp., Gtd. Notes	5.750%	03/01/28		25	$23,520
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		25	23,150
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		25	22,770
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	143,586

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32		300	251,570
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	107,504
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29		275	232,694
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		200	159,651
IQVIA, Inc., Gtd. Notes	2.250	03/15/29	EUR	250	238,724
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		420	396,900
KB Home, Gtd. Notes	4.800	11/15/29		75	69,355
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	22,003
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	10.500	05/15/30		67	69,408
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,906
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	22,199
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		150	138,428
Gtd. Notes	5.500	04/15/27		150	144,592

Morgan Stanley, Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	250	278,035
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	2.500	03/24/26	GBP	100	102,668
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	73,500
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		120	108,790
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		150	117,691
Gtd. Notes, 144A	3.875	02/15/32		50	38,675

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	06/15/29		100	$90,207
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	24,305
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25		25	24,902
Gtd. Notes	7.125	03/15/26		125	123,787

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		100	82,615
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		50	36,932
Realty Income Corp., Sr. Unsec’d. Notes	4.875	07/06/30	EUR	100	111,661
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	68,574
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		100	99,362
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		250	255,327
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		150	144,074
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	21,728
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		175	172,071
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30		75	66,796
Gtd. Notes, 144A	7.500	10/01/25		150	150,571

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28		150	146,063
Tenet Healthcare Corp., Gtd. Notes	6.125	10/01/28		50	47,643
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,125
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		22	21,615
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		75	73,781
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		10	10,085

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

U.S. Bancorp, Jr. Sub. Notes	3.700%(ff)	01/15/27(oo)		200	$155,848
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	84,662
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		65	61,567
Sr. Sec’d. Notes, 144A	4.625	04/15/29		15	13,599
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		25	21,166
Gtd. Notes	4.875	01/15/28		120	114,399

Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	108,795
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,333
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,242
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,526
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		100	95,117

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		180	169,355
					10,404,857

Total Corporate Bonds (cost $26,428,613)					22,192,506
Floating Rate and Other Loans 0.1%
Jamaica 0.1%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		25	22,423
United States 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		4	3,219
Second Lien Term Loan	8.025	08/24/26		89	2,523
					5,742

Total Floating Rate and Other Loans (cost $66,081)					28,165

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities 6.2%
Spain 0.1%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000%(c)	07/30/75	EUR	29	$31,107
United States 6.1%
BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	7.067(c)	09/12/26		23	23,174
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.319(c)	03/25/42		30	31,603
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.119(c)	01/25/34		110	110,344
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.719(c)	01/25/34		28	28,380
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	08/25/33		260	257,423
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.319(c)	08/25/33		378	376,960
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219(c)	12/25/33		100	99,156
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.169(c)	09/25/41		130	127,400
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	7.712(c)	07/25/33		185	185,127
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.669(c)	01/25/34		107	106,201
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.869(c)	01/25/34		175	172,802

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.669%(c)	04/25/34		631	$627,489
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.969(c)	04/25/34		200	202,863

PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.262(c)	02/25/25		100	99,950
					2,448,872

Total Residential Mortgage-Backed Securities (cost $2,485,176)					2,479,979
Sovereign Bonds 14.7%
Bulgaria 0.8%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	200	218,011
Sr. Unsec’d. Notes, 144A	4.500	01/27/33	EUR	85	92,596
					310,607
Finland 1.5%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes	0.375	09/01/23		600	597,634
Germany 1.6%
Bundesschatzanweisungen, Bonds (k)	2.800	06/12/25	EUR	600	656,139
Greece 1.0%
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	139,926
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	240,029
					379,955

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia 0.4%
Indonesia Government International Bond, Sr. Unsec’d. Notes	1.100%	03/12/33	EUR	200	$162,282
Italy 1.0%
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, Series 10YR	0.950	06/01/32	EUR	450	386,928
Mexico 0.7%
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	4.125	01/21/26		300	294,606
Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	88,495
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	263,966
					352,461
Serbia 1.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	300	261,967
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	500	377,057
					639,024
Spain 2.7%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	64,717
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.450	10/31/27	EUR	600	614,589
Sr. Unsec’d. Notes, 144A	1.450	04/30/29	EUR	405	404,952
					1,084,258
Turkey 1.4%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	542,548

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 1.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	4.375%	01/27/32(d)	EUR	1,481	$457,569

Total Sovereign Bonds (cost $6,847,347)					5,864,011
U.S. Treasury Obligations(h)(k) 1.4%
U.S. Treasury Notes	1.375	01/31/25		275	260,036
U.S. Treasury Notes	4.250	09/30/24		280	276,566

Total U.S. Treasury Obligations (cost $555,294)					536,602

	Shares
Common Stocks 0.6%
Luxembourg 0.3%
Intelsat Emergence SA*	4,601	100,454
Spain 0.0%
Codere New Topco SA^(f) (original Cost $0; purchased 11/19/21)	1,910	—
United States 0.3%
Ferrellgas Partners LP (Class B Stock) (original cost $69,478; purchased 10/25/19)(f)	253	34,511
GenOn Energy Holdings, Inc. (Class A Stock)^	610	54,900
TPC Group, Inc.*^	1,653	41,325
		130,736

Total Common Stocks (cost $212,219)		231,190
Preferred Stock 0.4%
United States
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $145,500; original cost $150,000; purchased 03/29/21)(f)	150	150,000

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Rights* 0.0%
Luxembourg
Intelsat Jackson Holdings SA, Series A (Luxembourg) CVR, expiring 12/05/25^	479	$4,566
Intelsat Jackson Holdings SA, Series B (Luxembourg) CVR, expiring 12/05/25^	479	948

Total Rights (cost $0)		5,514

Total Long-Term Investments (cost $40,070,973)		33,794,211

Short-Term Investment 10.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $4,281,837)(wj)	4,281,837	4,281,837

TOTAL INVESTMENTS 95.7% (cost $44,352,810)		38,076,048
Other assets in excess of liabilities(z) 4.3%		1,690,664

Net Assets 100.0%		$39,766,712

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
TD—The Toronto-Dominion Bank
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $494,627 and 1.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,747,279. The aggregate value of $896,815 is 2.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
11	20 Year U.S. Treasury Bonds	Sep. 2023	$1,368,813	$(28,742)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	132,219	(2,754)
				(31,496)
Short Positions:
26	2 Year U.S. Treasury Notes	Sep. 2023	5,278,812	59,390
45	5 Year Euro-Bobl	Sep. 2023	5,733,947	68,587
134	5 Year U.S. Treasury Notes	Sep. 2023	14,313,922	272,832
21	10 Year Euro-Bund	Sep. 2023	3,070,903	51,158
39	10 Year U.S. Treasury Notes	Sep. 2023	4,344,844	78,571
19	10 Year U.S. Ultra Treasury Notes	Sep. 2023	2,222,703	58,196
22	British Pound Currency	Sep. 2023	1,765,638	(52,735)
25	Euro Schatz Index	Sep. 2023	2,887,562	19,258
				555,257
				$523,761
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	JPM	AUD	197	$136,791	$132,734	$—	$(4,057)
Canadian Dollar,
Expiring 08/02/23	BARC	CAD	162	122,521	122,482	—	(39)
Expiring 08/31/23	UAG	CAD	162	122,657	122,531	—	(126)
Euro,
Expiring 10/31/23	BOA	EUR	18	20,000	20,250	250	—
Expiring 10/31/23	DB	EUR	12	13,000	13,479	479	—
Expiring 10/31/23	HSBC	EUR	62	75,000	68,653	—	(6,347)
Expiring 10/31/23	SSB	EUR	348	384,970	384,468	—	(502)
Hungarian Forint,
Expiring 08/02/23	BNP	HUF	113,027	338,500	320,925	—	(17,575)
Expiring 08/31/23	BNP	HUF	113,027	319,137	318,477	—	(660)
Japanese Yen,
Expiring 10/31/23	BARC	JPY	21,923	230,000	156,337	—	(73,663)
Expiring 10/31/23	BARC	JPY	13,554	140,000	96,656	—	(43,344)
Expiring 10/31/23	BOA	JPY	105,610	1,058,000	753,115	—	(304,885)
Expiring 10/31/23	DB	JPY	22,335	234,000	159,276	—	(74,724)
Expiring 10/31/23	GSI	JPY	50,469	518,000	359,899	—	(158,101)
Expiring 10/31/23	MSI	JPY	78,211	755,589	557,730	—	(197,859)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/31/23	SSB	JPY	61,318	$465,466	$437,269	$—	$(28,197)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	2,540	143,010	150,257	7,247	—
New Zealand Dollar,
Expiring 08/02/23	MSI	NZD	82	52,171	51,170	—	(1,001)
Expiring 08/31/23	MSI	NZD	82	51,232	51,174	—	(58)
Norwegian Krone,
Expiring 08/02/23	JPM	NOK	1,610	160,496	158,852	—	(1,644)
Expiring 08/31/23	SCB	NOK	1,610	159,091	159,027	—	(64)
Polish Zloty,
Expiring 08/02/23	GSI	PLN	691	174,503	172,530	—	(1,973)
Expiring 08/31/23	UAG	PLN	691	172,563	172,245	—	(318)
Swedish Krona,
Expiring 08/02/23	HSBC	SEK	325	31,752	30,886	—	(866)
Expiring 08/31/23	DB	SEK	325	30,985	30,934	—	(51)
				$5,909,434	$5,001,356	7,976	(916,054)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Danish Krone,
Expiring 08/02/23	BARC	DKK	235	$35,489	$34,701	$788	$—
Expiring 08/31/23	JPM	DKK	235	34,793	34,766	27	—
Euro,
Expiring 08/31/23	HSBC	EUR	11,745	13,223,479	12,934,895	288,584	—
Expiring 10/31/23	DB	EUR	66	71,638	73,257	—	(1,619)
Expiring 10/31/23	SSB	EUR	374	422,375	413,595	8,780	—
Japanese Yen,
Expiring 10/31/23	BOA	JPY	165,745	1,624,000	1,181,951	442,049	—
Expiring 10/31/23	BOA	JPY	107,140	1,062,000	764,027	297,973	—
Expiring 10/31/23	CITI	JPY	27,641	286,831	197,107	89,724	—
Expiring 10/31/23	CITI	JPY	5,701	54,601	40,654	13,947	—
Expiring 10/31/23	SSB	JPY	61,318	448,949	437,268	11,681	—
Mexican Peso,
Expiring 09/20/23	CITI	MXN	2,540	144,915	150,257	—	(5,342)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	22	16,351	16,550	—	(199)
South African Rand,
Expiring 09/20/23	TD	ZAR	688	34,479	38,297	—	(3,818)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 08/02/23	BARC	CHF	216	$251,598	$248,000	$3,598	$—
Expiring 08/31/23	SCB	CHF	216	249,136	248,819	317	—
				$17,960,634	$16,814,144	1,157,468	(10,978)
						$1,165,444	$(927,032)
Cross currency exchange contracts outstanding at July 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	367	JPY	24,589	$71,928	$—	DB
10/31/23	Buy	JPY	9,277	AUD	133	—	(23,458)	GSI
10/31/23	Buy	JPY	29,437	AUD	431	—	(80,476)	MSI
						$71,928	$(103,934)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	12,545	4.094%	$278,037	$513,930	$235,893
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
GBP	1,100	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.930%	$55,014	$201,772	$146,758

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).